John Hancock Global Environmental Opportunities Fund Shareholder Fees - Class NAV [Member] - John Hancock Global Environmental Opportunities Fund - Class NAV	Oct. 31, 2025
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%